Pension and Other Postretirement Employee Benefits (OPEB) Plans (Detailed Information Regarding Pension and Other Postretirement Benefits) (Details) - Successor - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Oct. 03, 2016
Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income:
Net (gain) loss	$ 6	$ (23)
Pension Plan [Member]
Assumptions Used to Determine Net Periodic Pension/OPEB Cost:
Discount rate	3.79%	4.31%
Expected return on plan assets	4.89%	4.86%
Expected rate of compensation increase	3.50%	3.50%
Components of Net Pension/OPEB Cost:
Service cost	$ 2	$ 5
Interest cost	1	6
Expected return on assets	(1)	(5)
Net periodic pension/OPEB cost	2	6
Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income:
Net (gain) loss	(4)	3
Total recognized in net periodic benefit cost and other comprehensive income	(2)	9
Assumptions Used to Determine Net Periodic Pension/OPEB Cost
Discount rate			3.74%	4.31%
Expected rate of compensation increase			3.62%	3.50%
Change in Pension/OPEB Obligation
Projected benefit obligation at beginning of period		144
Service cost	2	5
Interest cost	1	6
Actuarial (gain) loss	(12)	13
Benefits paid	(1)	(5)
Projected benefit obligation at end of year	144	163
Accumulated benefit obligation at end of year			$ 157	$ 136
Change In Plan Assets [Abstract]
Fair value of assets at beginning of period		117
Actual gain (loss) on assets	(6)	16
Benefits paid	(1)	(5)
Fair value of assets at end of year	117	128
Defined Benefit Plan, Funded (Unfunded) Status of Plan [Abstract]
Projected pension benefit obligation	144	144	163	144	$ 154
Fair value of assets	117	117	128	117	124
Funded status at end of year			35	27
Defined Benefit Plan, Amounts for Asset (Liability) Recognized in Statement of Financial Position [Abstract]
Other current liabilities			0	0
Other noncurrent liabilities			35	27
Net liability recognized			35	27
Defined Benefit Plan, Accumulated Other Comprehensive (Income) Loss, before Tax [Abstract]
Net gain			1	4
Other Postretirement Benefits Plan [Member]
Components of Net Pension/OPEB Cost:
Service cost	1	2
Interest cost	1	4
Plan amendment	(4)	0
Net periodic pension/OPEB cost	(2)	6
Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income:
Net (gain) loss	(5)	26
Total recognized in net periodic benefit cost and other comprehensive income	(7)	32
Change in Pension/OPEB Obligation
Projected benefit obligation at beginning of period		88
Service cost	1	2
Interest cost	1	4
Participant contributions	1	2
Plan amendments	(4)	11
Actuarial (gain) loss	(5)	15
Benefits paid	(3)	(7)
Projected benefit obligation at end of year	88	115
Change In Plan Assets [Abstract]
Fair value of assets at beginning of period		0
Employer contributions	1	5
Participant contributions	1	2
Benefits paid	(2)	(7)
Fair value of assets at end of year	0	0
Defined Benefit Plan, Funded (Unfunded) Status of Plan [Abstract]
Projected pension benefit obligation	88	88	115	88	97
Fair value of assets	$ 0	$ 0	0	0	$ 0
Funded status at end of year			115	88
Defined Benefit Plan, Amounts for Asset (Liability) Recognized in Statement of Financial Position [Abstract]
Other current liabilities			6	5
Other noncurrent liabilities			109	83
Net liability recognized			115	88
Defined Benefit Plan, Accumulated Other Comprehensive (Income) Loss, before Tax [Abstract]
Net gain			$ 20	$ 5
Other Postretirement Benefits Plan [Member] | Vistra Energy Plan [Member]
Assumptions Used to Determine Net Periodic Pension/OPEB Cost:
Discount rate	4.00%	4.11%
Assumptions Used to Determine Net Periodic Pension/OPEB Cost
Discount rate			3.67%	4.11%
Other Postretirement Benefits Plan [Member] | Split-Participant Plan [Member]
Assumptions Used to Determine Net Periodic Pension/OPEB Cost
Discount rate			3.67%	0.00%
Other Postretirement Benefits Plan [Member] | Oncor Plan [Member]
Assumptions Used to Determine Net Periodic Pension/OPEB Cost:
Discount rate	3.69%	4.18%
Assumptions Used to Determine Net Periodic Pension/OPEB Cost
Discount rate			0.00%	4.18%